Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events

12.Subsequent Events

(a) On July 3, 2017, the Company drew down $32,825 for the refinancing of the debt matured on July 22, 2017 and August 9, 2017 for the panamax tankers World Harmony and Chantal respectively and repaid the amount of $39,840 on July 5, 2017.

(b) On July 5, 2017, the Company drew down $17,387.5 for the refinancing of the debt maturing September 9, 2017 relating to the aframax tanker Asahi Princess and repaid the amount of $20,020 on the same date.

(c) On July 14, 2017, the Company paid a dividend of $0.05 per common share outstanding which was declared on May 12, 2017.

(d) On July 18, 2017, the Company drew down $23,356 for the financing of the aframax tanker Stavanger TS, which was delivered on July 28, 2017.

(e) On July 31, 2017, the Company paid dividends of $0.50 and $ 0.55469 per share on its 8.00% Series B and its 8.875% Series C Preferred Shares, respectively.

(f) On August 28, 2017, the Company paid a dividend of $0.546875 per share on its Series D Preferred Shares and $0.578125 per share on its Series E Preferred Shares.

(g) On September 15, 2017, the Company declared a dividend of $0.05 per common share payable on November 15, 2017 to shareholders of record as of November 9, 2017.

(h) On September 19, 2017, the Company refinanced an existing loan for its shuttle tanker Lisboa.

(i) As at September 29, 2017 the Company has sold 515,000 common shares from its treasury stock in the second half of 2017 for net proceeds of $2,455.